Consolidated Statements Of Financial Condition (The Frontier Fund) (The Frontier Fund [Member], USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
The Frontier Fund [Member]
ASSETS
Cash and cash equivalents	$ 27,452,803	$ 17,992,550	$ 68,024,605	$ 27,690,748
U.S. Treasury securities, at fair value	78,760,003	79,198,929
Custom time deposits	358,276,083	448,396,072
Receivable from futures commission merchants	160,366,935	218,054,990
Open trade equity, at fair value		24,082,503
Swap contracts, at fair value	24,211,688	104,877,949
Investment in Berkeley Quantitative Colorado Fund, LLC, at fair value	6,270,844	10,157,099
Prepaid service fees	310,430	667,254
Interest receivable	1,088,724	1,080,891
Other assets	96,247	19,614
Total Assets	656,833,757	904,527,851
LIABILITIES
Open trade deficit, at fair value	6,556,700
Written options, at fair value	3,336,326	5,464,104
Pending owner additions	384,457	966,325
Owner redemptions payable	3,387,126	917,165
Incentive fees payable to Managing Owner	1,844,116	7,333,794
Management fees payable to Managing Owner	1,120,495	1,135,021
Interest payable to Managing Owner	717,850	593,960
Trading fees payable to Managing Owner	715,113	709,264
Trailing service fees payable to Managing Owner	806,690	707,834
Payables to related parties	1,733	216,005
Other liabilities	16,608	38,106
Total Liabilities	18,887,214	18,081,578
CAPITAL
Managing Owner Units	6,538,575	9,510,765
Limited Owner Units	631,407,968	876,927,046
Total Owners' Capital	637,946,543	886,437,811
Non-Controlling Interests		8,462
Total Capital	637,946,543	886,446,273	743,474,470	615,694,795
Total Liabilities and Capital	$ 656,833,757	$ 904,527,851